SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED	12 Months Ended
Aug. 31, 2019
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

SCHEDULE 1‑CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2018	2019
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets
Cash and cash equivalents	1,702,804	1,496,959	209,239
Amounts due from subsidiaries and VIEs	393,123	2,172,665	303,687
Amounts due from related parties	—	7	1
Other receivables, deposits and other assets	2,530	64,384	9,000
Short-term investments	—	221,670	30,984
Total current assets	2,098,457	3,955,685	552,911
Investment in subsidiaries and VIEs	550,348	883,559	123,500
Long-term investments	204,968	14,711	2,056
Total non-current assets	755,316	898,270	125,556
TOTAL ASSETS	2,853,773	4,853,955	678,467
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	7,544	23,475	3,281
Amounts due to subsidiaries and VIEs	—	11	2
Non-current liabilities
Other non-current liabilities	4,654	3,033	424
Bond payable	—	2,106,000	294,368
TOTAL LIABILITIES	12,198	2,132,519	298,075
EQUITY
Share capital	9	8	1
Additional paid-in capital	2,469,815	2,105,189	294,255
Accumulated other comprehensive income	75,770	78,955	11,036
Retained earnings	295,981	537,284	75,100
TOTAL EQUITY	2,841,575	2,721,436	380,392

SCHEDULE 1‑CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS COMBINED AND COMPREHENSIVE INCOME FOR THE YEARS ENDED AUGUST 31, 2019

(Amounts in thousands)

	2017	2018	2019
	RMB	RMB	RMB	USD
				(Note 2)
Other operating income	399	1,590	1,670	233
Selling, general and administrative expenses	(6,734)	(34,753)	(58,025)	(8,111)
Other expenses	—	(49)	(60,612)	(8,472)
Interest income, net	1,822	21,249	17,482	2,444
Investment income	—	—	7,373	1,031
Equity in earnings of subsidiaries and VIEs	176,563	258,932	333,211	46,575
Net income	172,050	246,969	241,099	33,700
Other comprehensive (loss) income	(36,494)	112,264	3,185	445
Comprehensive income	135,556	359,233	244,284	34,145

SCHEDULE 1‑CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2017	2018	2019
	RMB	RMB	RMB	USD
				(Note 2)
Cash flows from operating activities
Net income for the year	172,050	246,969	241,099	33,700
Share-based compensation	—	29,061	51,664	7,221
Investment income	—	—	(7,373)	(1,031)
Finance costs	—	—	18,908	2,643
Equity in earnings of subsidiaries and VIEs	(176,563)	(258,932)	(333,211)	(46,575)
Other receivables, deposits and other assets	(399)	(2,131)	(60,380)	(8,440)
Accrued expenses and other current liabilities	—	903	(3,857)	(539)
Amounts due to subsidiaries and VIE	—	—	11	2
Other non-current assets and liabilities	—	4,654	(1,621)	(227)
Amounts due from subsidiaries and VIE	(14,727)	(378,388)	(1,727,903)	(241,519)
Amounts due from related parties	—	—	(7)	(1)
Net cash used in operating activities	(19,639)	(357,864)	(1,822,670)	(254,766)

Cash flows from investing activities
Purchase of long-term investments	—	(190,920)	(13,416)	(1,875)
Net cash used in investing activities	—	(190,920)	(13,416)	(1,875)

Cash flows from financing activities
Proceeds from initial public offering	1,151,112	—	—	—
Proceeds from follow-on offering	—	1,151,702	—	—
Repurchase of ordinary shares	—	(108,938)	(417,149)	(58,307)
Proceeds from issuance of the Bond	—	—	2,069,160	289,219
Issuance cost of the Bond offering	—	—	(32,971)	(4,609)
Proceeds on exercise of stock options	—	—	858	120
Net cash provided by financing activities	1,151,112	1,042,764	1,619,898	226,423
Net change in cash and cash equivalents	1,131,473	493,980	(216,188)	(30,218)
Cash and cash equivalents at beginning of the year	—	1,094,979	1,702,804	238,011
Effect of exchange rate changes on cash and cash equivalents	(36,494)	113,845	10,343	1,446
Cash and cash equivalents at end of the year	1,094,979	1,702,804	1,496,959	209,239

Note to Schedule 1

(In thousands)

Schedule 1 has been provided pursuant to the requirements of Rule 12‑04(a), 5‑04(c) and 4‑08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2019, RMB 1,661,586 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2017, 2018 and 2019.

Basis of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries, other affiliated entities and its variable interest entities under common control with the Company. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.